Derivative Financial Instruments - Summary of Operating Currency Hedging Instruments (Details) € in Millions	Jun. 30, 2023 EUR (€)
Notional amount
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 7,882
Notional amount | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4,836
Notional amount | Forward currency sales in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2,309
Notional amount | Forward currency sales in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	618
Notional amount | Forward currency sales in Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	199
Notional amount | Forward currency sales in Mexican peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	163
Notional amount | Forward currency sales in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	149
Notional amount | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3,046
Notional amount | Forward currency purchases in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,899
Notional amount | Forward currency purchases in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	408
Notional amount | Forward currency purchases in Canadian dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	98
Notional amount | Forward currency purchases in Korean won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	94
Notional amount | Forward currency purchases in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	81
Notional amount | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency sales in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency sales in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency sales in Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency sales in Mexican peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency sales in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases in Canadian dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases in Korean won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Cash flow hedges | Forward currency purchases in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Notional amount | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7,882
Notional amount | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4,836
Notional amount | Not eligible for hedge accounting | Forward currency sales in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2,309
Notional amount | Not eligible for hedge accounting | Forward currency sales in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	618
Notional amount | Not eligible for hedge accounting | Forward currency sales in Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	199
Notional amount | Not eligible for hedge accounting | Forward currency sales in Mexican peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	163
Notional amount | Not eligible for hedge accounting | Forward currency sales in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	149
Notional amount | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3,046
Notional amount | Not eligible for hedge accounting | Forward currency purchases in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,899
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	408
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Canadian dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	98
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Korean won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	94
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	81
Fair value
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	21
Fair value | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	32
Fair value | Forward currency sales in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4
Fair value | Forward currency sales in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	18
Fair value | Forward currency sales in Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	9
Fair value | Forward currency sales in Mexican peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(2)
Fair value | Forward currency sales in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2
Fair value | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(11)
Fair value | Forward currency purchases in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(2)
Fair value | Forward currency purchases in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(5)
Fair value | Forward currency purchases in Canadian dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1
Fair value | Forward currency purchases in Korean won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Forward currency purchases in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(2)
Fair value | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency sales in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency sales in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency sales in Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency sales in Mexican peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency sales in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases in Canadian dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases in Korean won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Cash flow hedges | Forward currency purchases in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	21
Fair value | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	32
Fair value | Not eligible for hedge accounting | Forward currency sales in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4
Fair value | Not eligible for hedge accounting | Forward currency sales in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	18
Fair value | Not eligible for hedge accounting | Forward currency sales in Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	9
Fair value | Not eligible for hedge accounting | Forward currency sales in Mexican peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(2)
Fair value | Not eligible for hedge accounting | Forward currency sales in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2
Fair value | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(11)
Fair value | Not eligible for hedge accounting | Forward currency purchases in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(2)
Fair value | Not eligible for hedge accounting | Forward currency purchases in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(5)
Fair value | Not eligible for hedge accounting | Forward currency purchases in Canadian dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1
Fair value | Not eligible for hedge accounting | Forward currency purchases in Korean won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Fair value | Not eligible for hedge accounting | Forward currency purchases in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(2)
Value of hedge recognized in equity | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency sales in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency sales in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency sales in Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency sales in Mexican peso
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency sales in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency purchases in US dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency purchases in Singapore dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency purchases in Canadian dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency purchases in Korean won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0
Value of hedge recognized in equity | Cash flow hedges | Forward currency purchases in Chinese yuan renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 0